LONG-TERM OPERATING COMMITMENTS - Use of public goods (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$)
2019
Use of public goods
Total	R$ 1,714,185
2019 | Norte Energia S.A.
Use of public goods
Total	21,700
2019 | SINOP
Use of public goods
Total	1,692,485
2020
Use of public goods
Total	1,578,888
2020 | Norte Energia S.A.
Use of public goods
Total	20,000
2020 | SINOP
Use of public goods
Total	1,558,888
2021
Use of public goods
Total	1,450,270
2021 | Norte Energia S.A.
Use of public goods
Total	14,433
2021 | SINOP
Use of public goods
Total	1,435,837
2022
Use of public goods
Total	1,336,932
2022 | Norte Energia S.A.
Use of public goods
Total	14,433
2022 | SINOP
Use of public goods
Total	1,322,499
2023
Use of public goods
Total	1,336,932
2023 | Norte Energia S.A.
Use of public goods
Total	14,433
2023 | SINOP
Use of public goods
Total	1,322,499
After 2023
Use of public goods
Total	12,474,879
After 2023 | Norte Energia S.A.
Use of public goods
Total	185,180
After 2023 | SINOP
Use of public goods
Total	R$ 12,289,699